Related Party Transactions (Details Narrative)	1 Months Ended		3 Months Ended					9 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Apr. 30, 2022 $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Note payable	$ 125,000		$ 125,000					$ 125,000				$ 0
Number of shares issued | shares	443,110	1,181,250
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	2,760,200	3,375,000	8,307,700	6,250,000	3,108,700	8,000,000	3,250,000
Power [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense								22,500
Debt Conversion, amount								$ 96,500
Debt Conversion, Shares Issued | shares								2,144,444
Share price | $ / shares	$ 0.045		$ 0.045					$ 0.045
Gibbs [Member]
Related Party Transaction [Line Items]
Interest rate											6.00%
Gibbs [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Note payable	$ 26,100	$ 75,000	$ 26,100					$ 26,100
Share price | $ / shares									$ 0.08	$ 0.08
Accrued interest	$ 463		$ 463					$ 463
Gibbs [Member] | Promissory Note One [Member]
Related Party Transaction [Line Items]
Note payable											$ 50,000
Gibbs [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Note payable											$ 25,000
Gibbs [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Note payable				$ 26,100
Interest rate				6.00%